Critical accounting judgments and key sources of estimation uncertainty (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Discount rates	11.00%	11.00%
Electric Truck North America	11.00%	11.00%
Electric Truck EMEA	21.00%	21.00%
Forecasted revenue	5.20%	1.50%